CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Summary of Effects of Lease Accounting Standard Update
		Effects of adoption of lease accounting
		standard update related to:
(in thousands, $US)	As filed December 31, 2018	Operating Leases	Total Effects of Adoption	With effect of lease accounting standard update January 1, 2019
Assets
Property and equipment, net	$4,063	$23,594	$23,594	$27,656

Liabilities
Current portion of long-term debt	147	1,492	1,492	1,639
Long-term debt, net	389	22,948	22,948	23,337

Equity
Accumulated Deficit	(20,201)	(847)	(847)	(21,047)

Total	$23,728	$-	$-	$23,728